Summary of Pro Forma Financial Information (Detail) (Springstone Financial, Llc, USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Springstone Financial, Llc
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total net revenue	$ 148,317		$ 75,891
Net loss	$ (21,403)	[1]	$ (15,623)	[1]
Basic net loss per share attributable to common stockholders	$ (0.37)		$ (0.31)
Diluted net loss per share attributable to common stockholders	$ (0.37)		$ (0.31)

[1]	Net loss for the nine months ended September 30, 2013 includes $8.6 million of one-time acquisition-related costs and compensation expenses.